Finance Costs and Unwinding of Obligations (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of finance costs and unwinding of obligations [Abstract]
Disclosure of Finance Costs and Unwinding of Obligations by Item

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2018	2017	2017
US Dollar million	Reviewed	Reviewed	Audited

Finance costs	69	70	142
Unwinding of obligations	16	13	27
	85	83	169